Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended
	Nov. 02, 2017	Apr. 30, 2026	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000194765
Account Value [Line Items]
Line Graph and Table Measure Name		Recurrent MLP & Infrastructure Fund
Accumulated Value	$ 10,000		$ 9,978	$ 10,612	$ 6,374	$ 9,274	$ 13,279	$ 14,312	$ 18,916	$ 20,988	$ 31,639
Alerian MLP Index
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	10,000		9,927	10,431	6,177	8,985	11,441	13,361	17,965	20,391	26,613
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,362	$ 11,761	$ 11,862	$ 17,317	$ 17,353	$ 17,816	$ 21,853	$ 24,497	$ 32,103